UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1- Schedule of Investments.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund LOGO

July 31, 2011 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (102.3%)

Australia (4.7%)
BHP Billiton, Ltd.-ADR	288,000	$26,366,400
Fortescue Metals Group, Ltd.	955,000	6,620,221
QR National, Ltd. *	4,994,712	18,436,969
WorleyParsons, Ltd.	393,800	11,901,620

		63,325,210
Brazil (9.9%)
Anhanguera Educacional Participacoes SA	775,800	15,052,276
BR Malls Participacoes SA	787,796	9,174,063
BR Properties SA	607,815	6,748,928
Cia de Concessoes Rodoviarias	230,000	6,924,396
Cia Hering	604,400	12,954,351
Hypermarcas SA	1,473,000	11,321,637
MRV Engenharia e Participacoes SA	3,250,000	24,099,687
Multiplus SA	1,191,793	20,656,669
PDG Realty SA Empreendimentos e Participacoes	4,678,152	24,735,369

		131,667,376
China (4.0%)
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	7,045,800	13,813,610
China National Building Material Co., Ltd.- Series H	14,678,988	29,532,193
China Yurun Food Group, Ltd.	3,360,600	10,564,196
Sun Art Retail Group, Ltd. *(1)	59,752	76,820

		53,986,819
Denmark (1.4%)
FLSmidth & Co. A/S	243,700	18,941,937
France (0.4%)
Cie Generale des Etablissements Michelin SA	70,800	5,967,627
Germany (2.3%)
Fresenius Medical Care AG & Co.	219,162	16,825,840
K+S AG *	169,700	13,599,058

		30,424,898
Hong Kong (1.9%)
Hengdeli Holdings, Ltd.	24,782,100	12,242,000
Xinyi Glass Holdings, Ltd.	15,101,600	12,730,394

		24,972,394
India (1.1%)
Mahindra & Mahindra, Ltd.	912,600	14,892,996
Israel (1.3%)
Bezeq The Israeli Telecommunication Corp., Ltd.	7,128,400	17,393,150
Italy (0.9%)
Prada SpA *(1)	1,984,536	12,031,349
Japan (1.2%)
Marubeni Corp.	2,126,700	15,967,170
Norway (3.7%)
Norsk Hydro ASA	1,148,700	8,217,953
Seadrill, Ltd.	787,700	27,532,853
Statoil Fuel & Retail ASA *	1,466,053	13,614,147

		49,364,953
Singapore (0.6%)
Global Logistic Properties, Ltd. *	5,041,577	8,457,757
South Korea (4.4%)
Hyundai Motor Co.	128,600	28,664,517
Kia Motors Corp.	410,800	30,158,323

		58,822,840

Spain (1.9%)
Abertis Infraestructuras SA	1,357,245	25,021,379
Sweden (3.3%)
Atlas Copco AB-A Shares	801,000	18,982,913
Volvo AB-B Shares	1,506,377	24,398,356

		43,381,269
Switzerland (5.8%)
Glencore International PLC *	1,746,338	13,636,077
Nestle SA	527,900	33,704,307
Syngenta AG *	92,083	29,600,405

		76,940,789
Turkey (1.0%)
Emlak Konut Gayrimenkul Yatirim Ortakligi	8,808,500	13,452,470
United Kingdom (3.9%)
Man Group PLC	2,985,900	10,919,894
Reckitt Benckiser Group PLC	248,700	14,112,474
Xstrata PLC	1,252,500	26,634,414

		51,666,782
United States (48.6%)
Baker Hughes, Inc.	182,617	14,130,903
Carnival Corp.	355,849	11,849,772
CBS Corp.-Class B	18,600	509,082
CF Industries Holdings, Inc.	91,395	14,195,471
Chevron Corp.	126,744	13,183,911
Cisco Systems, Inc.	438,865	7,008,674
Citigroup, Inc.	604,447	23,174,498
Comcast Corp.-Class A	557,288	13,386,058
Cummins, Inc.	134,280	14,083,286
Deere & Co.	166,581	13,078,274
El Paso Corp.	1,360,796	27,964,358
Exxon Mobil Corp.	161,594	12,893,585
Freeport-McMoRan Copper & Gold, Inc.	521,324	27,609,319
Halliburton Co.	253,406	13,868,910
Hasbro, Inc.	519,215	20,540,145
Intel Corp.	580,729	12,967,679
International Business Machines Corp.	169,101	30,751,017
ITC Holdings Corp.	322,200	22,637,772
JPMorgan Chase & Co.	585,971	23,702,527
Lazard, Ltd.-Class A	381,627	12,822,667
McDonald’s Corp.	282,900	24,465,192
Merck & Co., Inc.	419,620	14,321,631
Microchip Technology, Inc.	401,030	13,534,763
Morgan Stanley	778,384	17,319,044
NextEra Energy, Inc.	188,064	10,390,536
Norfolk Southern Corp.	214,610	16,245,977
Occidental Petroleum Corp.	101,916	10,006,113
Oracle Corp.	417,336	12,762,135
Peabody Energy Corp.	226,300	13,005,461
QUALCOMM, Inc.	234,077	12,822,738
Regal Entertainment Group-Class A	784,810	10,037,720
Ryder System, Inc.	135,220	7,615,590
Schlumberger, Ltd.	216,564	19,570,889
Snap-On, Inc.	119,392	6,788,629
The Boeing Co.	252,967	17,826,585
The Goldman Sachs Group, Inc.	39,726	5,361,818
The Mosaic Co.	409,469	28,957,648
The Walt Disney Co.	339,691	13,118,866
Tupperware Brands Corp.	108,904	6,805,411
United Parcel Service, Inc.-Class B	194,586	13,469,243
United Technologies Corp.	245,556	20,341,859
Wells Fargo & Co.	352,628	9,852,426
Yum! Brands, Inc.	253,184	13,373,179

		648,351,361
TOTAL COMMON STOCKS (Identified Cost $1,217,134,706)		1,365,030,526

PREFERRED STOCKS (0.0%) (2)

Brazil (0.0%) (2)
Cia Brasileira de Distribuicao Grupo Pao de Acucar SA (1)	1,806	77,382

TOTAL PREFERRED STOCKS (Identified Cost $71,682)		77,382

TOTAL INVESTMENTS (Identified Cost $1,217,206,388) - (102.3%) (3)		1,365,107,908

LIABILITIES IN EXCESS OF OTHER ASSETS - (-2.3%)		(31,059,034)

NET ASSETS (100.0%)		$1,334,048,874

* Non-income producing security.
(1) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.9% of the Fund’s net assets.
(2) Less than 0.05% of Net Assets.
(3) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Total Dynamic Dividend Fund

July 31, 2011 (Unaudited)

1. ORGANIZATION:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Fund has an investment objective to invest in equity securities that provide high current dividend income. The Fund also focuses on long term growth of capital as a secondary investment objective.

The Fund had no operations prior to January 26, 2007 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AOD”.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid point of the consolidated bid/ask quote for the option security. Each security traded in the over the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over the counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over the counter is valued at the mean between the most recent bid and asked quotations. Short term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over the counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time), the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2011:

	Valuation Inputs

Investments in Securities at Value *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Australia	$63,325,210	$—	$—	$63,325,210
Brazil	131,667,376	—	—	131,667,376
Canada	53,986,819	—	—	53,986,819
Denmark	18,941,937	—	—	18,941,937
France	5,967,627	—	—	5,967,627
Germany	30,424,898	—	—	30,424,898
Hong Kong	24,972,394	—	—	24,972,394
India	14,892,996	—	—	14,892,996
Israel	17,393,150	—	—	17,393,150
Italy	12,031,349	—	—	12,031,349
Japan	15,967,170	—	—	15,967,170
Norway	49,364,953	—	—	49,364,953
Singapore	8,457,757	—	—	8,457,757
South Korea	58,822,840	—	—	58,822,840
Spain	25,021,379	—	—	25,021,379
Sweden	43,381,269	—	—	43,381,269
Switzerland	76,940,789	—	—	76,940,789
Turkey	13,452,470	—	—	13,452,470
United Kingdom	51,666,782	—	—	51,666,782
United States	648,351,361	—	—	648,351,361
Preferred Stocks	77,382	—	—	77,382

Total	$1,365,107,908	$—	$—	$1,365,107,908

*	For detailed country descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended July 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file for claims on foreign taxes withheld.

The Fund accounts for uncertainty related to income taxes in accordance with U.S. GAAP. The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.

As of July 31, 2011 the net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$195,405,786

Gross depreciation (excess of tax cost over value)	(62,210,246)

Net unrealized appreciation/(depreciation)	$133,195,540

Cost of investments for income tax purposes	$1,202,500,407

Distributions: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short term capital gain) and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex dividend date.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity Linked Structured Notes: The Fund may invest in equity linked structured notes. Equity linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity linked structured notes are typically offered in limited transactions by financial institutions in either registered or non registered form. An investment in equity linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities. The Fund did not hold any equity linked structured notes at July 31, 2011.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked to market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund did not hold any forward currency contracts at July 31, 2011.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 29, 2011

By:	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr.
Chief Financial Officer
(Principal Financial Officer)

Date:	September 29, 2011